Cash Flow Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Accounts receivable	CAD (228)	CAD (23)	CAD (77)
Prepaid expenses	(75)	5	(3)
Income taxes receivable	8	(4)	1
Inventory	(7)	11	(9)
Accounts payable, accrued liabilities, and provisions	186	81	(152)
Income taxes payable	2	3	(2)
Change in non-cash operating working capital	CAD (114)	CAD 73	CAD (242)